Schedule of Governmental Loans and Note Payable (Details) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 17, 2021	May 31, 2022	Aug. 31, 2021		Aug. 31, 2020
Short-Term Debt [Line Items]
Total government loans and notes payable		$ 5,418,701	$ 9,619,253		$ 83,292
Debt instrument, maturity date	May 17, 2022		Sep. 01, 2022
Less current portion		(5,260,056)	$ (4,485,649)		(83,292)
Long-term portion		158,645	5,133,604
Notes Payable [Member]
Short-Term Debt [Line Items]
Total government loans and notes payable					21,900
Notes Payable One [Member]
Short-Term Debt [Line Items]
Total government loans and notes payable		94,920 [1]	63,336	[1]	61,392
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Total government loans and notes payable		40,320	40,320
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Total government loans and notes payable		$ 5,252,749	$ 5,069,858
Debt instrument, maturity date		Jun. 30, 2022	Jun. 30, 2022
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Total government loans and notes payable		$ 30,712	$ 30,739
Debt instrument, maturity date		Dec. 31, 2028	Dec. 31, 2028		Dec. 02, 2028
Notes Payable Five [Member]
Short-Term Debt [Line Items]
Total government loans and notes payable			$ 4,415,000
Debt instrument, maturity date		Jun. 24, 2022	Jun. 24, 2022

[1]	The Government of Canada launched CEBA loan to ensure that small businesses have access to the capital that they need during the current challenges faced due to the COVID-19 virus. The Company obtained CAD$80,000 loan (US$63,280 at May 31, 2022), which is unsecured, non-interest bearing and due on or before December 31, 2023. If the loan amount is paid on or before December 31, 2023, 25% of the loan will be forgiven (“Early Payment Credit”). In the event that the Company does not repay 75% of such term debt on or before December 31, 2023, the Early Payment Credit will not apply. In addition, with acquisition of Terragenx, the Company acquired a CEBA loan in the amount of CAD$60,000 net of CAD$20,000 repayment (US$31,640 at May 31, 2022) under the same terms.